Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash on hand	¥ 517,065	¥ 212,598
Total cash balances	220,752,092	239,077,430
Mainland China [Member]
Cash and Cash Equivalents [Line Items]
Total cash balances	207,399,002	171,491,155
Mainland China [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Total cash balances	121,237,473	102,427,994
Mainland China [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Total cash balances	86,161,529	69,063,161
HKSAR [Member]
Cash and Cash Equivalents [Line Items]
Total cash balances	12,836,025	67,373,677
HKSAR [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Total cash balances	4,739	5,192
HKSAR [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Total cash balances	12,831,286	67,368,485
Cayman
Cash and Cash Equivalents [Line Items]
Total balance of cash and cash equivalents and time deposits held at financial institutions	¥ 220,235,027	¥ 238,864,832